                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2002
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Bremer Trust, National Association
            ------------------------------------------
Address:    4150 - 2nd St. S., P.O. Box 986
            ------------------------------------------
            St. Cloud, MN 56302-0986
            ------------------------------------------

 Form 13F File Number: 28-7722
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David J. Erickson
          --------------------------------------------
Title:    Vice President, Investments
          --------------------------------------------
Phone:    (320) 255-7174
          --------------------------------------------

Signature, Place, and Date of Signing:

David J. Erickson                St. Cloud MN                   11/14/02
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                102
                                              -----------------------

Form 13F Information Table Value Total:           $118,332
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:                         0


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          None

                                                                  (SEC USE ONLY)

PAGE 1 OF 5                 NAME OF REPORTING MANAGER: BREMER TRUST, N.A.


          COLUMN 1                   COLUMN           COLUMN 3           COLUMN 4          COLUMN 5
       Name of Issuer                  2            CUSIP Number           Fair           # of Shares
                                    Title of                              Market
                                      Class                               Value
                                                                          (000)
----------------------------        --------        ------------         --------         -----------


----------------------------        --------        ------------         --------         -----------
Ingersoll Rand Class A              Com             G4776G101                 935              27,153

Nabors Industries LTD               Com             G6359F103                 721              22,022

ADC Telecommunications              Com             000886101                 209             181,365

AFLAC Inc                           Com             001055102               2,631              85,738

AOL Time Warner                     Com             00184A105                 666              56,892

Abbott Labs                         Com             002824100                 407              10,079

Allete                              Com             018522102               1,180              54,626

Allstate                            Com             020011101                 391              10,986

American Int'l Group Inc            Com             026874107               2,133              38,996

American Pwr Conversion Corp        Com             029066107                 491              51,350

Amgen                               Com             031162100               1,576              37,805

ATMEL Corp                          Com             049513104                 163             153,340

Avon Products Inc                   Com             054303102               2,111              45,800

BP PLC                              ADR             055622104               1,286              32,235

Bellsouth Corp                      Com             079860102                 232              12,643

Best Buy                            Com             086516101               1,019              45,680

Boeing Co                           Com             097023105               1,000              29,300

Bristol Myers Squibb Co             Com             110122108                 315              13,231

CVS                                 Com             126650100                 795              31,370

Carnival Corp                       Com             143658102               1,661              66,180


          COLUMN 1                                     COLUMN 6                   COLUMN 7                COLUMN 8
       Name of Issuer                           Investment Discretion              Other            Voting Authority (Shares)
                                                                                  Managers


----------------------------         ----------------------------------------     --------     -------------------------------------
                                     (a) Sole      (b) Shared      (c) Shared                  (a) Sole      (b) Shared     (c) None
                                                                      Other
----------------------------         ----------------------------------------     --------     -------------------------------------
Ingersoll Rand Class A                 15,819                          11,334                    27,153

Nabors Industries LTD                  19,100             300           2,622                    22,022

ADC Telecommunications                165,965           3,250          12,150                   181,365

AFLAC Inc                              85,290             448                                    85,738

AOL Time Warner                        54,237             470           2,185                    56,717                          175

Abbott Labs                             9,929                             150                     9,929                          150

Allete                                 11,079             500          43,047                    54,626

Allstate                                9,562                           1,424                    10,986

American Int'l Group Inc               33,114             795           5,087                    38,996

American Pwr Conversion Corp           51,150             200                                    51,350

Amgen                                  36,505             500             800                    37,805

ATMEL Corp                            152,640             300             400                   153,340

Avon Products Inc                      45,600             200                                    45,800

BP PLC                                 30,515             662           1,058                    32,235

Bellsouth Corp                          7,721           4,522             400                    12,643

Best Buy                               41,305           4,375                                    45,680

Boeing Co                              27,160             400           1,740                    29,300

Bristol Myers Squibb Co                 6,756           1,275           5,200                    13,231

CVS                                    31,370                                                    31,370

Carnival Corp                          66,180                                                    66,180


PAGE 2 OF 5                 NAME OF REPORTING MANAGER: BREMER TRUST, N.A.


          COLUMN 1                   COLUMN           COLUMN 3           COLUMN 4          COLUMN 5
       Name of Issuer                  2            CUSIP Number           Fair           # of Shares
                                    Title of                              Market
                                      Class                               Value
                                                                          (000)
----------------------------        --------        ------------         --------         -----------
Certegy Inc                         Com             156880106                 414              20,575

ChevronTexaco Corp                  Com             166764100               1,104              15,939

Cisco Systems Inc                   Com             17275R102               1,335             127,389

Citigroup Inc                       Com             172967101               1,688              56,937

Coca-Cola                           Com             191216100                 725              15,113

Cognos Inc                          Com             1924C109                  545              32,400

Colgate Palmolive Co                Com             194162103               1,809              33,530

Communication Sys Inc               Com             203900105                 505              81,733

Computer Assoc Int'l Inc            Com             204912109                 450              46,835

Concord EFS                         Com             206197105               1,223              77,025

Deere & Co                          Com             244199105                 325               7,152

Dell Computer Corp                  Com             247025109               1,282              54,518

Disney Walt Co                      Com             254687106               1,093              72,170

Dover Corp                          Com             260003108                 798              31,450

Echostar Communications             Com             278762109                 346              20,000

Ecolab Inc                          Com             278865100                 752              18,010

Emerson Electric Co                 Com             291011104                 965              21,955

Equifax Inc                         Com             294429105                 907              41,700

Exxon Mobil                         Com             30231G102               3,507             109,929

FPL Group Inc                       Com             302571104                 241               4,487

Federal Home Ln Mtg Corp            Com             313400301               1,599              28,600




          COLUMN 1                                     COLUMN 6                   COLUMN 7                COLUMN 8
       Name of Issuer                           Investment Discretion              Other            Voting Authority (Shares)
                                                                                  Managers

----------------------------         ----------------------------------------     --------     -------------------------------------

Certegy Inc                             20,575                                                   20,575

ChevronTexaco Corp                      13,949           150          1,840                      15,939

Cisco Systems Inc                      122,619         1,605          3,165                     125,859                        1,530

Citigroup Inc                           54,023         1,965            949                      56,937

Coca-Cola                               11,573                        3,540                      15,113

Cognos Inc                              32,400                                                   32,400

Colgate Palmolive Co                    31,780                        1,750                      33,530

Communication Sys Inc                   81,733                                                   81,733

Computer Assoc Int'l Inc                46,510           125            200                      46,835

Concord EFS                             77,025                                                   77,025

Deere & Co                               7,010                          142                       7,152

Dell Computer Corp                      53,434           384            700                      54,518

Disney Walt Co                          67,530           690          3,950                      72,170

Dover Corp                              31,450                                                   31,450

Echostar Communications                 20,000                                                   20,000

Ecolab Inc                              17,880           130                                     18,010

Emerson Electric Co                     21,325           280            350                      21,955

Equifax Inc                             41,700                                                   41,700

Exxon Mobil                            105,985         1,816          2,128                     109,929

FPL Group Inc                            3,687                          800                       4,487

Federal Home Ln Mtg Corp                28,050                          550                      28,600



PAGE 3 OF 5                 NAME OF REPORTING MANAGER: BREMER TRUST, N.A.


          COLUMN 1                   COLUMN           COLUMN 3           COLUMN 4          COLUMN 5
       Name of Issuer                  2            CUSIP Number           Fair           # of Shares
                                    Title of                              Market
                                      Class                               Value
                                                                          (000)
----------------------------        --------        ------------         --------         -----------

Federal Nat'l Mtg Assn              Com             313586109                 890              14,955

FED EX Corp                         Com             31428X106               2,067              41,275

First Data Corp                     Com             319963103               1,012              36,200

Fleet Boston Financial              Com             339030108                 203              10,000

G & K Services Inc                  Com             361268105                 326               9,642

General Electric Co                 Com             369604103               3,312             134,360

General Mills Inc                   Com             370334104                 387               8,704

Grainger W W Inc                    Com             384802104                 409               9,610

Hector Com Co                       Com             422730101                 449              49,034

Home Depot                          Com             437076102                 341              13,075

Intel Corp                          Com             458140100               1,747             125,788

International Business Machs        Com             459200101               1,073              18,395

Interpublic Group Cos Inc           Com             460690100                 858              54,135

Investors Real Estate               Shr Ben         461730103               9,404             888,028
                                    Interest

Johnson & Johnson                   Com             478160104               2,521              46,609

Kimberly Clark Corp                 Com             494368103               2,090              36,891

Kohl's                              Com             500255104                 973              16,000

Level 3 Communications              Com             52729N100                  52              13,300

Lucent Technologics Inc             Com             549463107                  60              79,419

McDonalds Corp                      Com             580135101               1,615              91,443

Medtronic Inc                       Com             585055106               6,534             155,132


          COLUMN 1                                     COLUMN 6                   COLUMN 7                COLUMN 8
       Name of Issuer                           Investment Discretion              Other            Voting Authority (Shares)
                                                                                  Managers

----------------------------         ----------------------------------------     --------     -------------------------------------

Federal Nat'l Mtg Assn                 13,805             100           1,050                    14,955

FED EX Corp                            41,075                             200                    41,275

First Data Corp                        36,100             100                                    36,200

Fleet Boston Financial                                                 10,000                    10,000

G & K Services Inc                      2,000                           7,642                     9,642

General Electric Co                   118,570           4,745          11,045                   132,860                        1,500

General Mills Inc                       8,704                                                     8,704

Grainger W W Inc                        9,410                            200                      9,610

Hector Com Co                          49,034                                                    49,034

Home Depot                              9,550           1,175           2,350                    13,075

Intel Corp                            100,129           5,075          20,584                   122,588                        3,200

International Business Machs           16,350             825           1,220                    18,395

Interpublic Group Cos Inc              52,635                           1,500                    54,135

Investors Real Estate                 285,507          11,944         590,577                   420,564                      467,464


Johnson & Johnson                      42,969           1,020           2,620                    46,359                          250

Kimberly Clark Corp                    36,841              50                                    36,891

Kohl's                                 16,000                                                    16,000

Level 3 Communications                 12,500                             800                    13,300

Lucent Technologics Inc                71,619           2,732           5,068                    79,219                          200

McDonalds Corp                         72,303             240          18,900                    91,443

Medtronic Inc                         118,619           1,325          35,188                   154,982                          150


PAGE 4 OF 5                 NAME OF REPORTING MANAGER: BREMER TRUST, N.A.


          COLUMN 1                   COLUMN           COLUMN 3           COLUMN 4          COLUMN 5
       Name of Issuer                  2            CUSIP Number           Fair           # of Shares
                                    Title of                              Market
                                      Class                               Value
                                                                          (000)
----------------------------        --------        ------------         --------         -----------

Mellon Financial Corp               Com             58551A108                 865              33,350

Merck & Co Inc                      Com             589331107               1,652              36,145

Microsoft Corp                      Com             594918104               2,740              62,635

Morgan Stanley/Dean Witter          Com             617446448                 305               8,988
& Co

Nokia Corporation                   ADR             654902204                 717              54,140

Oracle Corp                         Com             68389X105               1,050             133,645

Otter Tail Power Co                 Com             689648103                 370              14,046

Parker Drilling                     Com             701081101                  25              11,175

PepsiCo Inc                         Com             713448108               2,033              55,010

Pfizer Inc                          Com             717081103               1,959              67,516

Pharmacia                           Com             717130102               1,437              36,970

Philip Morris                       Com             718154103                 204               5,250

Proctor & Gamble                    Com             742718109                 542               6,066

Prudential Financial Corp           Com             744320102                 229               8,021

Quest Diagnostics Inc               Com             74834L100                 735              11,950

Quest Communications Intl           Com             749121109                  23              10,232
Inc

SBC Communication Inc               Com             78387G103               1,287              64,010

St. Paul Cos Inc                    Com             792860108                 463              16,132

Saks Inc                            Com             79377W108               1,727             164,032

Schlumberger LTD                    Com             806857108                 380               9,869

Charles Schwab Co                   Com             808513105                 607              69,809


          COLUMN 1                                     COLUMN 6                   COLUMN 7                COLUMN 8
       Name of Issuer                           Investment Discretion              Other            Voting Authority (Shares)
                                                                                  Managers

----------------------------         ----------------------------------------     --------     -------------------------------------

Mellon Financial Corp                  33,350                                                    33,350

Merck & Co Inc                         11,100             475          24,570                    36,145

Microsoft Corp                         54,845           2,530           5,260                    62,635

Morgan Stanley/Dean Witter              7,800             176           1,012                     8,988
& Co

Nokia Corporation                      52,100             840           1,200                    54,140

Oracle Corp                           131,240           1,505             900                   133,545                          100

Otter Tail Power Co                    13,446             500             100                    14,046

Parker Drilling                                                        11,175                    11,175

PepsiCo Inc                            52,455             855           1,700                    55,010

Pfizer Inc                             62,926           1,740           2,850                    67,516

Pharmacia                              33,650             320           3,000                    36,970

Philip Morris                           2,950           1,000           1,300                     5,250

Proctor & Gamble                          366                           5,700                     6,066

Prudential Financial Corp               8,021                                                     8,021

Quest Diagnostics Inc                  11,950                                                    11,950

Quest Communications Intl               5,652             271           4,309                     9,646                          586
Inc

SBC Communication Inc                  54,013           6,892           3,105                    63,542                          468

St. Paul Cos Inc                       14,532                           1,600                    16,132

Saks Inc                               11,947                         152,085                    17,762                      146,270

Schlumberger LTD                        8,703           1,166                                     9,869

Charles Schwab Co                      64,100             709           5,000                    69,809


PAGE 5 OF 5                 NAME OF REPORTING MANAGER: BREMER TRUST, N.A.


          COLUMN 1                   COLUMN           COLUMN 3           COLUMN 4          COLUMN 5
       Name of Issuer                  2            CUSIP Number           Fair           # of Shares
                                    Title of                              Market
                                      Class                               Value
                                                                          (000)
----------------------------        --------        ------------         --------         -----------

Service Master Co                   Com             81760N109                 345              31,761

Solectron                           Com             834182107                 132              62,618

Southern Co                         Com             842587107                 344              11,944

Target                              Com             87612E106               3,081             104,375

Texas Instruments                   Com             882508104                 744              50,395

Textron Inc                         Com             883203101                 331               9,700

3M Co                               Com             88579Y101               3,549              32,276

Traveler's Property                 Com             89420G109                 277              20,969
Casualty Company

Tyco Int'l Ltd New                  Com             902124106                 153              10,848

US Bancorp Del                      Com             902973106               1,967             105,846

Ultra Petroleum Corp                Com             903914109                  84              10,000

Verizon                             Com             92343V104                 513              18,691

Viacom B                            Com             925524308               1,330              32,806

Wal-Mart Stores Inc                 Com             931142103               2,562              52,040

Walgreen Co                         Com             931422109               2,103              68,375

Wells Fargo & Co                    Com             94974B101               2,834              58,847

Wyeth                               Com             983024100                 229               7,200

X-Cel Energy Com                    Com             98387B100                 297              31,904

Yum Brands                          Com             988498101                 249               8,990



          COLUMN 1                                     COLUMN 6                   COLUMN 7                COLUMN 8
       Name of Issuer                           Investment Discretion              Other            Voting Authority (Shares)
                                                                                  Managers

----------------------------         ----------------------------------------     --------     -------------------------------------

Service Master Co                      31,761                                                    31,761

Solectron                              62,610                               8                    62,610                            8

Southern Co                            11,319                             625                    11,944

Target                                 89,825           1,350          13,200                   104,375

Texas Instruments                      49,305           1,090                                    50,395

Textron Inc                             9,600                             100                     9,700

3M Co                                  22,289           1,480           8,507                    32,276

Traveler's Property                    20,851              81              37                    20,964                            5
Casualty Company

Tyco Int'l Ltd New                        800             500           9,548                    10,848

US Bancorp Del                         93,790           4,554           7,502                   105,846

Ultra Petroleum Corp                                                   10,000                    10,000

Verizon                                12,110           4,523           2,058                    18,391                          300

Viacom B                               32,427             379                                    32,806

Wal-Mart Stores Inc                    44,325           1,865           5,850                    46,790                        5,250

Walgreen Co                            67,600             775                                    68,375

Wells Fargo & Co                       48,556           4,191           6,100                    58,847

Wyeth                                   4,300             100           2,800                     7,200

X-Cel Energy Com                       18,785           5,469           7,650                    31,904

Yum Brands                              8,990                                                     8,990


